INVENTORY	9 Months Ended
Sep. 30, 2022
INVENTORY
Inventory

6. INVENTORY

	September 30, 2022	December 31, 2021
Process material stockpiles	$1,661	$1,083
Concentrate inventory	3,263	2,467
Materials and supplies	2,249	1,629
	$7,173	$5,179

The amount of inventory recognized as an expense for the nine months ended September 30, 2022 totalled $18,842 (September 30, 2021 – $2,769). See Note 16 for further details.